Deferred and current taxation - Temporary differences (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income	€ (87.0)	€ 76.6	€ (90.3)
Property, plant and equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	9.1	10.5	15.3
Other temporary differences [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in the income statement	€ 87.0	0.3	1.7
Derivatives [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income		€ 76.6	90.2
Pensions [Member]
Changes in deferred tax liability (asset) [abstract]
Temporary differences recognized in other comprehensive income			€ 0.1